CONSOLIDATED BUSINESS SEGMENT INFORMATION (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 ARS ($) Segment	Dec. 31, 2021 ARS ($)	Dec. 31, 2020 ARS ($)
Operating segments [Abstract]
Revenues	$ 164,524,789	$ 173,319,821	$ 164,275,443
Cost of sales	(96,041,564)	(92,843,404)	(81,049,791)
Administrative expenses	(5,754,433)	(4,996,067)	(4,947,813)
Selling expenses	(10,203,597)	(9,339,564)	(8,725,879)
Other operating results (expenses) / income	(76,498)	250,925	293,522
Impairment of PPE	0	0	(9,156,072)
Operating profit	52,448,697	66,391,711	60,689,410
Depreciation of property, plant and equipment	(19,572,669)	(18,721,149)	(18,115,502)
Identifiable assets	412,092,225	405,519,916	378,098,311
Identifiable liabilities	$ 144,867,936	170,613,429	183,964,125
Natural Gas Transportation [Member]
Operating segments [Abstract]
Revenues		47,729,944
Impairment of PPE			(9,155,000)
Reportable Segments [Member]
Operating segments [Abstract]
Number of reportable segments | Segment	4
Reportable Segments [Member] | Natural Gas Transportation [Member]
Operating segments [Abstract]
Revenues	$ 40,643,462	47,729,944	69,100,376
Cost of sales	(29,357,094)	(30,398,565)	(29,218,827)
Administrative expenses	(4,230,811)	(3,820,247)	(3,652,010)
Selling expenses	(3,019,249)	(3,353,756)	(4,290,739)
Other operating results (expenses) / income	(180,352)	(396,796)	(129,779)
Impairment of PPE			(9,156,072)
Operating profit	5,020,716	11,514,432	25,136,276
Depreciation of property, plant and equipment	(14,385,464)	(13,844,172)	(13,415,586)
Identifiable assets	224,390,925	242,560,322	243,316,895
Identifiable liabilities	68,642,296	78,050,198	81,196,369
Reportable Segments [Member] | Production and Commercialization of Liquids [Member]
Operating segments [Abstract]
Revenues	104,214,859	108,559,750	81,140,913
Cost of sales	(58,784,800)	(56,280,587)	(46,554,104)
Administrative expenses	(829,258)	(664,124)	(746,192)
Selling expenses	(5,737,983)	(4,889,198)	(3,457,748)
Other operating results (expenses) / income	37,940	626,862	411,530
Impairment of PPE			0
Operating profit	38,900,758	47,352,703	30,794,399
Depreciation of property, plant and equipment	(1,308,511)	(1,194,842)	(1,125,453)
Identifiable assets	79,765,071	74,892,859	52,023,450
Identifiable liabilities	7,941,685	21,404,091	15,989,754
Reportable Segments [Member] | Other Services [Member]
Operating segments [Abstract]
Revenues	18,747,054	16,137,635	12,832,687
Cost of sales	(8,407,580)	(7,294,631)	(6,938,313)
Administrative expenses	(627,243)	(465,910)	(512,372)
Selling expenses	(1,336,806)	(1,010,116)	(881,361)
Other operating results (expenses) / income	65,914	20,099	7,383
Impairment of PPE			0
Operating profit	8,441,339	7,387,077	4,508,024
Depreciation of property, plant and equipment	(3,878,694)	(3,682,135)	(3,574,463)
Identifiable assets	102,867,810	87,327,237	82,037,118
Identifiable liabilities	63,768,842	70,954,650	86,567,711
Reportable Segments [Member] | Telecommunications [Member]
Operating segments [Abstract]
Revenues	919,414	892,492	1,201,467
Cost of sales	(656,850)	(623,473)	(821,874)
Administrative expenses	(67,121)	(45,786)	(37,239)
Selling expenses	(109,559)	(86,494)	(96,031)
Other operating results (expenses) / income	0	760	4,388
Impairment of PPE			0
Operating profit	85,884	137,499	250,711
Depreciation of property, plant and equipment	0	0	0
Identifiable assets	5,068,419	739,498	720,848
Identifiable liabilities	4,515,113	204,490	210,291
Eliminations [Member]
Operating segments [Abstract]
Revenues	(1,164,760)	(1,753,852)	(2,483,327)
Cost of sales	1,164,760	1,753,852	2,483,327
Administrative expenses	0	0	0
Selling expenses	0	0	0
Other operating results (expenses) / income	0	0	0
Impairment of PPE			0
Operating profit	0	0	0
Depreciation of property, plant and equipment	0	0	0
Eliminations [Member] | Natural Gas Transportation [Member]
Operating segments [Abstract]
Revenues	1,164,760	1,753,852	2,483,327
Eliminations [Member] | Production and Commercialization of Liquids [Member]
Operating segments [Abstract]
Revenues	0	0	0
Eliminations [Member] | Other Services [Member]
Operating segments [Abstract]
Revenues	0	0	0
Eliminations [Member] | Telecommunications [Member]
Operating segments [Abstract]
Revenues	$ 0	$ 0	$ 0